Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2019	2020
Property, plant and equipment	160,844	259,417
Investments	410,000	44,392

Total	570,844	303,809

Summary of Purchase expenditures not recognized in the consolidated financial statements
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2019	2020
Purchase commitments on purchase of raw materials	—	2,315,188